Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - 4.7%
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) $ 500,000 $ 451,007
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 162,624 145,894
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) 547,562 475,739
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,063 118,601
JPMorgan Chase Bank NA-CACLN, 0.8600%, 2/26/29 (144A) 111,863 108,171
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 40,685 39,967
LL ABS Trust, 3.7600%, 11/15/29 (144A) 22,483 22,350
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 28,177 28,015
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 236,327 186,241
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 20,706 20,408
Total Asset-Backed Securities (cost $1,700,063) 1,596,393
Corporate Bonds - 19.3%
Basic Materials - 0.8%
RPM International, Inc., 2.9500%, 1/15/32 314,000 269,329
Communications - 0.7%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 56,637
Fox Corp., 6.5000%, 10/13/33 171,000 184,424
241,061
Consumer, Cyclical - 1.2%
Hasbro, Inc., 3.9000%, 11/19/29 178,000 165,252
LKQ Corp., 5.7500%, 6/15/28 105,000 107,148
Marriott International, Inc., 4.0000%, 4/15/28 50,000 48,563
Marriott International, Inc., 3.5000%, 10/15/32 85,000 75,800
396,763
Consumer, Non-cyclical - 4.8%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 54,994
Amgen, Inc., 5.2500%, 3/2/33 76,000 77,533
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 120,050
CSL Finance plc, 4.2500%, 4/27/32 (144A) 89,000 86,206
HCA, Inc., 5.2000%, 6/1/28 57,000 57,574
HCA, Inc., 4.1250%, 6/15/29 80,000 76,398
HCA, Inc., 3.5000%, 9/1/30 264,000 239,543
Humana, Inc., 3.1250%, 8/15/29 51,000 46,861
Illumina, Inc., 2.5500%, 3/23/31 87,000 72,835
JBS USA LUX SA, 3.0000%, 5/15/32 113,000 91,824
Kenvue, Inc., 5.5000%, 3/22/25 352,000 354,806
Pfizer Investment Enterprises Pte. Ltd., 4.7500%, 5/19/33 64,000 63,921
S&P Global, Inc., 2.7000%, 3/1/29 82,000 75,461
S&P Global, Inc., 3.7000%, 3/1/52 60,000 47,863
UnitedHealth Group, Inc., 3.7000%, 5/15/27 88,000 86,184
UnitedHealth Group, Inc., 4.2000%, 5/15/32 88,000 85,221
1,637,274
Energy - 0.2%
Enbridge, Inc., 5.7000%, 3/8/33 61,000 62,930
Financial - 9.3%
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 146,000 115,592
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 116,000 111,697
American Express Co., 5.8500%, 11/5/27 259,000 270,164
American Express Co., 4.0500%, 5/3/29 225,000 221,985
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
76,000 76,037
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 134,642
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 66,693
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 213,276

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Boston Properties LP, 4.5000%, 12/1/28 $ 168,000 $ 160,475
Boston Properties LP, 2.5500%, 4/1/32 163,000 129,633
Capital One Financial Corp., SOFR + 2.6400%, 6.3120%, 6/8/29
‡
33,000 34,020
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 119,064
Equinix, Inc., 1.5500%, 3/15/28 122,000 107,573
Equinix, Inc., 2.5000%, 5/15/31 108,000 91,734
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 165,221
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 185,006
Morgan Stanley, 3.9500%, 4/23/27 145,000 141,112
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
45,000 45,164
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
214,000 182,627
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
26,000 26,547
Nasdaq, Inc., 5.3500%, 6/28/28 18,000 18,460
Nasdaq, Inc., 5.5500%, 2/15/34 121,000 125,469
Nasdaq, Inc., 5.9500%, 8/15/53 59,000 63,013
Nasdaq, Inc., 6.1000%, 6/28/63 24,000 25,881
PNC Financial Services Group, Inc. (The), SOFR + 1.8410%, 5.5820%, 6/12/29
‡
40,000 40,831
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
87,000 90,981
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 78,079
Sun Communities Operating LP, 5.7000%, 1/15/33 107,000 107,983
3,148,959
Industrial - 0.7%
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 33,000 33,920
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 22,000 22,863
Trimble, Inc., 6.1000%, 3/15/33 115,000 121,007
Xylem, Inc., 4.3750%, 11/1/46 50,000 43,474
221,264
Technology - 0.7%
Broadcom Corp., 3.8750%, 1/15/27 86,000 83,771
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 71,130
Oracle Corp., 3.9500%, 3/25/51 64,000 49,723
VMware LLC, 4.7000%, 5/15/30 46,000 45,245
249,869
Utilities - 0.9%
AES Corp. (The), 2.4500%, 1/15/31 80,000 66,767
Southern California Edison Co., 5.8500%, 11/1/27 52,000 54,093
Southern California Edison Co., 5.9500%, 11/1/32 120,000 127,912
Xcel Energy, Inc., 4.6000%, 6/1/32 74,000 71,791
320,563
Total Corporate Bonds (cost $7,086,689) 6,548,012
Mortgage-Backed Securities - 53.3%
Ajax Mortgage Loan Trust
2.2500%, 6/25/60 (144A)
Ç
55,859 54,844
2.2500%, 9/27/60 (144A)
Ç
4,475 4,444
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
21,084 20,121
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.8145%, 6.1476%, 9/15/36 (144A)
‡
1,000,000 986,773
CME Term SOFR 1 Month + 1.7645%, 7.0976%, 9/15/36 (144A)
‡
250,000 243,793

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) $ 250,000 $ 224,171
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
463 459
Connecticut Avenue Securities Trust
SOFR30A + 4.2645%, 9.6091%, 8/25/31 (144A)
‡
459,961 487,625
SOFR30A + 1.0000%, 6.3446%, 12/25/41 (144A)
‡
299,273 299,367
SOFR30A + 1.2000%, 6.5446%, 1/25/42 (144A)
‡
299,521 299,465
SOFR30A + 2.0000%, 7.3446%, 3/25/42 (144A)
‡
96,077 97,174
SOFR30A + 2.1000%, 7.4446%, 3/25/42 (144A)
‡
118,022 119,635
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 8,746 8,354
4.0000%, 9/1/48 5,814 5,554
FHLMC Gold Pools, Other , 3.0000% , 2/1/43 871 786
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 6.6446%, 2/25/42 (144A)
‡
146,175 146,654
SOFR30A + 2.1000%, 7.4446%, 3/25/42 (144A)
‡
120,561 121,646
FHLMC UMBS
3.5000%, 3/1/43 197 185
3.5000%, 6/1/43 19,749 18,505
4.0000%, 4/1/48 2,375 2,266
4.0000%, 11/1/48 1,755 1,675
4.0000%, 12/1/48 21,601 20,608
4.5000%, 6/1/49 1,397 1,369
4.0000%, 7/1/49 16,486 15,725
4.5000%, 7/1/49 1,778 1,742
4.5000%, 7/1/49 11,554 11,317
4.5000%, 8/1/49 10,455 10,241
4.5000%, 1/1/50 1,966 1,926
4.5000%, 1/1/50 7,083 6,937
4.0000%, 3/1/50 20,555 19,610
4.0000%, 6/1/50 33,935 32,571
4.5000%, 9/1/50 60,995 59,848
4.0000%, 10/1/50 5,612 5,353
4.5000%, 10/1/50 33,249 32,570
3.0000%, 2/1/52 7,574 6,729
3.0000%, 2/1/52 11,291 10,005
3.0000%, 3/1/52 15,586 13,845
4.5000%, 3/1/52 995 962
3.5000%, 4/1/52 3,419 3,165
3.5000%, 4/1/52 18,819 17,449
3.5000%, 4/1/52 3,461 3,204
3.0000%, 6/1/52 70,997 63,069
3.5000%, 6/1/52 129,121 119,700
3.5000%, 6/1/52 16,292 15,008
3.5000%, 7/1/52 203,864 187,736
4.5000%, 8/1/52 91,386 88,457
5.5000%, 9/1/52 29,229 29,649
5.0000%, 1/1/53 2,551 2,537
5.0000%, 1/1/53 2,209 2,198
5.0000%, 3/1/53 9,063 9,010
5.0000%, 3/1/53 3,873 3,825
5.0000%, 3/1/53 9,352 9,297
5.0000%, 3/1/53 20,869 20,613
5.0000%, 3/1/53 193,977 191,596
5.0000%, 4/1/53 11,176 11,085

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 5/1/53 $ 2,491 $ 2,476
5.0000%, 5/1/53 23,542 23,350
5.0000%, 5/1/53 56,629 56,167
5.0000%, 5/1/53 13,324 13,216
5.5000%, 5/1/53 23,889 24,141
5.5000%, 5/1/53 82,461 83,236
5.0000%, 6/1/53 9,872 9,751
5.0000%, 6/1/53 10,574 10,444
5.0000%, 6/1/53 17,615 17,394
5.0000%, 6/1/53 6,630 6,546
5.0000%, 6/1/53 13,957 13,792
5.0000%, 6/1/53 17,115 16,905
5.0000%, 6/1/53 17,832 17,622
5.0000%, 6/1/53 151,924 150,686
5.5000%, 6/1/53 13,345 13,382
5.5000%, 6/1/53 16,903 16,951
5.5000%, 6/1/53 13,894 13,932
5.5000%, 6/1/53 181,417 183,122
5.5000%, 6/1/53 11,055 11,084
5.0000%, 7/1/53 15,878 15,967
FNMA UMBS
2.5000%, 12/1/36 376,341 349,279
4.0000%, 5/1/45 2,507 2,411
4.0000%, 10/1/47 13,679 13,094
4.0000%, 11/1/47 19,939 19,086
4.0000%, 1/1/48 18,760 17,958
4.5000%, 6/1/48 13,788 13,529
4.0000%, 7/1/48 16,627 15,863
4.0000%, 8/1/48 12,537 11,961
4.0000%, 9/1/48 30,004 28,721
4.0000%, 10/1/48 6,347 6,092
4.0000%, 11/1/48 19,484 18,589
4.0000%, 12/1/48 3,056 2,916
3.5000%, 5/1/49 33,701 31,009
4.0000%, 6/1/49 2,473 2,359
4.5000%, 6/1/49 1,175 1,151
4.5000%, 8/1/49 1,735 1,699
4.0000%, 9/1/49 12,467 11,891
4.0000%, 11/1/49 3,582 3,438
4.0000%, 11/1/49 40,671 38,801
4.5000%, 1/1/50 32,466 31,855
4.5000%, 1/1/50 2,321 2,274
4.0000%, 3/1/50 12,453 11,881
4.0000%, 3/1/50 59,663 57,265
4.0000%, 3/1/50 32,075 30,600
4.0000%, 4/1/50 5,691 5,402
4.0000%, 8/1/50 7,184 6,819
4.0000%, 9/1/50 69,118 65,928
4.0000%, 10/1/50 65,178 62,561
4.5000%, 10/1/50 39,152 38,416
4.5000%, 12/1/50 56,316 55,165
3.5000%, 2/1/51 13,284 12,223
4.0000%, 3/1/51 3,224 3,076

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 3/1/51 $ 1,627 $ 1,552
4.0000%, 3/1/51 167,401 159,675
4.0000%, 10/1/51 330,965 315,690
4.0000%, 10/1/51 23,609 22,520
3.0000%, 12/1/51 449,471 397,953
3.5000%, 1/1/52 18,159 16,836
3.5000%, 2/1/52 46,109 42,745
2.5000%, 3/1/52 559,304 477,815
2.5000%, 3/1/52 209,140 178,688
2.5000%, 3/1/52 117,153 99,838
3.0000%, 3/1/52 41,608 36,866
3.5000%, 3/1/52 60,721 55,946
3.5000%, 3/1/52 197,766 183,102
3.5000%, 3/1/52 101,660 94,221
3.0000%, 4/1/52 35,155 31,224
3.0000%, 4/1/52 30,040 26,614
3.5000%, 4/1/52 21,479 19,887
3.5000%, 4/1/52 10,040 9,292
3.5000%, 4/1/52 5,497 5,090
3.5000%, 4/1/52 16,512 15,287
3.5000%, 4/1/52 30,593 28,315
3.5000%, 4/1/52 4,957 4,590
4.0000%, 4/1/52 24,500 23,276
4.5000%, 4/1/52 1,184 1,143
4.5000%, 4/1/52 2,103 2,032
4.5000%, 4/1/52 1,838 1,776
4.5000%, 4/1/52 4,773 4,611
4.5000%, 4/1/52 4,039 3,903
4.5000%, 4/1/52 2,315 2,237
3.5000%, 5/1/52 15,860 14,676
3.5000%, 5/1/52 27,943 25,737
4.5000%, 5/1/52 6,408 6,192
3.5000%, 6/1/52 52,279 48,429
3.5000%, 7/1/52 126,797 116,766
3.5000%, 7/1/52 5,076 4,701
4.5000%, 7/1/52 26,878 25,987
3.5000%, 8/1/52 24,763 22,800
3.5000%, 8/1/52 9,311 8,615
3.5000%, 9/1/52 49,782 45,851
5.0000%, 9/1/52 674,184 666,242
5.5000%, 9/1/52 120,977 121,683
5.0000%, 11/1/52 50,534 50,274
5.5000%, 11/1/52 233,783 237,280
5.0000%, 1/1/53 13,642 13,572
5.0000%, 1/1/53 4,417 4,395
5.0000%, 2/1/53 5,608 5,579
5.0000%, 3/1/53 13,196 13,034
5.0000%, 3/1/53 3,229 3,210
5.5000%, 3/1/53 39,948 40,323
5.0000%, 4/1/53 3,828 3,782
5.0000%, 4/1/53 3,264 3,224
5.0000%, 4/1/53 16,211 16,012
5.0000%, 4/1/53 6,245 6,208

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.5000%, 4/1/53 $ 19,085 $ 19,264
5.0000%, 5/1/53 3,180 3,161
5.5000%, 5/1/53 35,348 35,680
5.5000%, 5/1/53 18,438 18,612
5.0000%, 6/1/53 3,880 3,857
5.0000%, 6/1/53 4,658 4,620
5.0000%, 6/1/53 11,957 12,026
5.0000%, 7/1/53 547,196 550,259
4.5000%, 8/1/53 17,793 17,478
5.0000%, 8/1/53 59,946 60,339
5.0000%, 8/1/53 3,901 3,881
5.5000%, 9/1/53 88,567 89,894
FNMA, Other
3.0000%, 2/1/43 8,279 7,473
3.0000%, 2/1/43 442,088 399,803
3.0000%, 3/1/43 110,676 99,903
4.0000%, 6/1/43 41,961 40,492
4.5000%, 6/1/45 4,884 4,839
3.0000%, 7/1/45 481,803 434,908
3.0000%, 9/1/46 220,810 199,690
3.0000%, 1/1/47 11,378 10,184
3.5000%, 8/1/56 40,527 36,963
3.0000%, 6/1/57 91,001 79,502
3.0000%, 9/1/57 158,239 138,244
3.0000%, 5/1/58 503,965 440,284
FNMA/FHLMC UMBS, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
(b)
986,211 897,661
4.5000%, TBA, 30 Year Maturity
(b)
356,500 344,361
5.0000%, TBA, 30 Year Maturity
(b)
498,614 492,444
5.5000%, TBA, 30 Year Maturity
(b)
1,009,100 1,011,895
GNMA II, 30 Year
3.0000%, 11/20/46 29,583 26,864
2.5000%, 3/20/51 156,504 135,620
3.0000%, 7/20/51 73,905 66,297
3.0000%, 8/20/51 315,795 283,646
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
16,983 14,691
3.5000%, TBA, 30 Year Maturity
(b)
230,577 212,934
4.0000%, TBA, 30 Year Maturity
(b)
193,300 183,616
4.5000%, TBA, 30 Year Maturity
(b)
950,000 925,184
5.0000%, TBA, 30 Year Maturity
(b)
85,094 84,546
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
24,688 23,126
JPMorgan Chase Commercial Mortgage Securities Trust , CME Term SOFR 1
Month + 0.8745% , 6.2085% , 6/15/38 (144A)
‡
500,000 493,635
JPMorgan Mortgage Trust , SOFR30A + 0.9000% , 6.2374% , 3/25/51 (144A)
‡
195,805 188,493
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 81,766
New Residential Mortgage Loan Trust , CME Term SOFR 1 Month + 1.0145% ,
6.3503% , 1/25/48 (144A)
‡
90,313 90,052
SREIT Trust , CME Term SOFR 1 Month + 0.8453% , 6.1784% , 11/15/38 (144A)
‡
171,278 169,477
Total Mortgage-Backed Securities (cost $18,731,323) 18,050,888
U.S. Treasury Notes/Bonds - 24.4%
3.0000%, 7/31/24 697,000 689,758
0.3750%, 9/15/24 311,000 302,241

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
U.S. Treasury Notes/Bonds - (continued)
4.2500%, 12/31/24 $ 520,000 $ 517,441
4.0000%, 1/15/27 80,000 79,981
3.7500%, 12/31/28 1,648,000 1,638,601
3.7500%, 12/31/30 402,000 397,917
4.5000%, 11/15/33 2,104,000 2,197,036
4.3750%, 8/15/43 1,744,000 1,756,535
4.7500%, 11/15/43 341,000 360,981
4.1250%, 8/15/53 323,000 317,600
Total U.S. Treasury Notes/Bonds (cost $7,950,228) 8,258,091
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $75,000) 3,000 68,670
Investment Companies - 8.8%
Money Market Funds - 8.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3414%
£,∞
(cost $2,972,412) 2,971,818 2,972,412
Total Investments (total cost $38,515,715 ) - 110.7% 37,494,466
Liabilities, net of Cash, Receivables and Other Assets - (10.7%) (3,614,029)
Net Assets - 100.0% $33,880,437
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 36,976,353 98.6%
United Kingdom 271,212 0.7
Mexico 120,050 0.3
Singapore 63,921 0.2
Canada 62,930 0.2
Total $ 37,494,466 100.0%
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investment Company - 8.8%
Money Market Funds - 8.8%
Janus Henderson Cash Liquidity Fund
LLC, 5.3414%
∞
$ 1,854,311 $ 6,163,511 $ (5,045,410) $ – $ – $ 2,972,412 $ 23,263
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (10.9)%
Mortgage-Backed Securities - (10.9)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (772,564) $ (676,284)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(63,188) (59,469)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(1,563,696) (1,510,450)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(1,425,571) (1,429,520)
Total Securities Sold Short (proceeds $3,664,456) $ (3,675,723)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (3,675,723) 100.0%
$– – %
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 43 3/28/24 $ 8,843,219 $ 70,761
U.S. Treasury 5 Year Notes 68 3/28/24 7,370,563 128,216
U.S. Treasury Ultra Bonds 10 3/19/24 1,292,188 69,517
Total - Futures Long 268,494
Futures Short:
U.S. Treasury 10 Year Notes 17 3/19/24 (1,909,578) (50,493)
U.S. Treasury 10 Year Ultra Bonds 9 3/19/24 (1,051,875) (34,546)
Total - Futures Short (85,039)
Total $183,455
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.40-V2, Fixed Rate of 5.00% Paid Quarterly 6/20/28 $ 500,000 $ – $ (32,438) $ (32,438)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2024
Futures contracts:
Average notional amount of contracts - long $17,367,172
Average notional amount of contracts - short 3,057,156
Credit default swaps:
Average notional amount - buy protection 500,000

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $5,892,102 which represents 17.4% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 1,596,393 $ —
Corporate Bonds — 6,548,012 —
Mortgage-Backed Securities — 18,050,888 —
U.S. Treasury Notes/Bonds — 8,258,091 —
Preferred Stock 68,670 — —
Investment Companies — 2,972,412 —
Total Investments in Securities $ 68,670 $ 37,425,796 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 268,494 $ — $ —
Total Assets $ 337,164 $ 37,425,796 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 3,675,723 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 32,438 $ —
Futures Contracts 85,039 — —
Total Liabilities $ 85,039 $ 3,708,161 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70440 03-24